T. ROWE PRICE Target 2025 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 56.7%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  83,671 4,466 6,923 17,247,801 80,892
New Income Fund  63,552 5,056 5,651 8,007,582 62,299
International Bond Fund (USD
Hedged)  24,470 1,363 2,186 2,801,356 23,644
Dynamic Global Bond Fund  14,766 692 1,318 1,873,690 14,165
Emerging Markets Bond Fund  14,043 774 1,196 1,380,405 13,514
High Yield Fund  10,330 798 888 1,725,476 10,180
U.S. Treasury Long-Term Index
Fund  9,553 492 924 1,315,968 8,936
Dynamic Credit Fund  5,880 469 516 683,160 5,766
Floating Rate Fund  3,393 144 282 357,279 3,251
Total Bond Funds (Cost $231,930) 222,647
EQUITY FUNDS 42.6%
T. Rowe Price Funds:
Value Fund  26,507 646 1,808 459,976 26,872
Growth Stock Fund  27,402 1,442 2,133 225,950 25,663
Hedged Equity Fund  17,141 408 1,077 1,150,141 16,367
U.S. Large-Cap Core Fund  14,642 363 903 293,413 14,509
Equity Index 500 Fund  13,758 361 1,150 64,211 12,827
International Value Equity Fund  12,966 288 946 438,487 12,129
Overseas Stock Fund  11,878 275 955 596,725 11,051
Real Assets Fund  10,927 255 652 513,300 10,702
International Stock Fund  10,439 234 944 413,342 9,804
Emerging Markets Discovery Stock
Fund  5,412 114 286 226,096 4,979
Emerging Markets Stock Fund  5,130 115 287 85,904 4,805
Mid-Cap Value Fund  4,944 106 556 117,024 4,521
Mid-Cap Growth Fund  4,804 106 451 43,504 4,484
New Horizons Fund (2) 3,176 64 197 49,017 2,964
Small-Cap Stock Fund  2,884 64 157 42,634 2,801
Small-Cap Value Fund  3,152 64 482 43,194 2,651
Total Equity Funds (Cost $93,493) 167,129
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 411 373 398 38
Total Other Mutual Funds (Cost $38) 38

T. ROWE PRICE Target 2025 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds  0.7%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 6,001 1,612 4,960 2,652,689 2,653
Total Short-Term Investments (Cost $2,653) 2,653
Total Investments in Securities 100.0%
(Cost $328,114) $ 392,467
Other Assets Less Liabilities (0.0)% (155)
Net Assets 100.0% $ 392,312
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (9) $ (67) $ 114
Dynamic Global Bond Fund  (137) 25 234
Emerging Markets Bond Fund  (60) (107) 229
Emerging Markets Discovery Stock Fund  90 (261) —
Emerging Markets Stock Fund  90 (153) —
Equity Index 500 Fund  310 (142) 37
Floating Rate Fund  (8) (4) 61
Growth Stock Fund  18 (1,048) —
Hedged Equity Fund  260 (105) —
High Yield Fund  (28) (60) 186
International Bond Fund (USD Hedged)  (134) (3) 150
International Stock Fund  301 75 —
International Value Equity Fund  767 (179) —
Limited Duration Inflation Focused Bond Fund  (207) (322) 343
Mid-Cap Growth Fund  71 25 —
Mid-Cap Value Fund  182 27 —
New Horizons Fund  13 (79) —
New Income Fund  (469) (658) 773
Overseas Stock Fund  592 (147) —
Real Assets Fund  185 172 —
Small-Cap Stock Fund  54 10 —
Small-Cap Value Fund  154 (83) —
Transition Fund  (3) — 1
U.S. Large-Cap Core Fund  285 407 —
U.S. Treasury Long-Term Index Fund  (137) (185) 103
Value Fund  757 1,527 —
U.S. Treasury Money Fund, 3.74% — — 41
Totals $ 2,937# $ (1,335) $ 2,272+

T. ROWE PRICE Target 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,272 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2025 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F186-054Q1 08/26